Right of Use Assets	12 Months Ended
Dec. 31, 2022
Right of Use Assets [Abstract]
RIGHT OF USE ASSETS
7.	RIGHT OF USE ASSETS

	December 31, 2022	December 31, 2021
Opening balance	$1,077,845	$377,035
Additions in the year	174,352	910,055
Translation adjustment	674	(4,328)
Other	(36,000)	-
Amortization in the year	(329,734)	(204,917)
Closing balance	$887,137	$1,077,845

Allocation of the right of use assets is as follows:

	December 31, 2022	December 31, 2021
Office lease	$753,716	$1,004,750
Car leases	132,421	73,095
	$887,137	$1,077,845